                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07939
                                    ----------

                                 Merrimac Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         200 Clarendon Street, P.O. Box 9130, Boston MA             02116
-------------------------------------------------------------------------------
              (Address of principal executive offices)            (Zip code)

Rainer L.C. Frost, Secretary of the Merrimac Funds
Mail Code LEG 13  200 Clarendon Street, Boston, MA                  02116
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

With a copy to:

Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
Boston, MA 02109

Registrant's telephone number, including area code:  (888) 637-7622
                                                     ---------------

Date of fiscal year end:   12/31/2005
                           ----------------

Date of reporting period:  12/31/2005
                           ----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

     The annual report for the period January 1, 2005 through December 31, 2005 is filed herewith.

                                     [logo]

                               MERRIMAC CASH FUND

                                 Annual Report
                               December 31, 2005

                               MERRIMAC CASH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

ASSETS
    Investment in Merrimac Cash Portfolio, at
     value (Note 1)                                 $  300,823,456
    Prepaid expenses                                         8,374
                                                    --------------
        Total assets                                   300,831,830
                                                    --------------
LIABILITIES
    Distributions payable to shareholders                1,023,360
    Accrued expenses                                        49,838
                                                    --------------
        Total liabilities                                1,073,198
                                                    --------------
NET ASSETS                                          $  299,758,632
                                                    ==============
NET ASSETS CONSIST OF:
    Paid in capital                                 $  300,009,757
    Accumulated net realized loss on investments          (251,125)
                                                    --------------
        Total net assets                            $  299,758,632
                                                    ==============
TOTAL NET ASSETS
    Premium Class                                   $  299,758,632
                                                    ==============
SHARES OF BENEFICIAL INTEREST OUTSTANDING (NOTE 6)
    Premium Class                                      300,000,001
                                                    ==============

NET ASSET VALUE, MAXIMUM OFFER AND REDEMPTION
  PRICE PER SHARE                                   $         1.00
                                                    ==============

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
  (NOTE 1)
    Interest and dividends                          $    8,480,296
    Expenses (Note 4)                                     (381,267)
                                                    --------------
        Net investment income from Portfolio             8,099,029
                                                    --------------
FUND EXPENSES
    Accounting, transfer agency and administration
     fees (Note 4)                                          25,807
    Audit                                                   11,595
    Legal                                                      990
    Printing                                                 6,714
    Insurance                                               11,595
    Trustees fees and expenses                               6,528
    Compliance fees and expenses                             9,591
    Miscellaneous                                           17,264
                                                    --------------
        Total expenses                                      90,084
                                                    --------------
NET INVESTMENT INCOME                                    8,008,945
                                                    --------------
NET REALIZED LOSS ON INVESTMENTS ALLOCATED FROM
  PORTFOLIO                                                (10,037)
                                                    --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS          $    7,998,908
                                                    ==============

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     YEAR ENDED DECEMBER 31,
                                          -------------------------------------
                                                2005                2004
                                          ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income                 $      8,008,945   $        8,404,655
    Net realized loss allocated from
     Portfolio                                     (10,037)            (140,419)
                                          ----------------   ------------------
        Net increase in net assets from
        operations                               7,998,908            8,264,236
                                          ----------------   ------------------
DIVIDENDS DECLARED FROM NET INVESTMENT
  INCOME
    Premium Class                               (8,008,945)          (8,404,655)
                                          ----------------   ------------------
        Total dividends declared                (8,008,945)          (8,404,655)
                                          ----------------   ------------------
FUND SHARE TRANSACTIONS (NOTE 6)
    Proceeds from shares sold                  100,000,000          370,000,000
    Payment for shares redeemed                         --       (1,135,000,000)
                                          ----------------   ------------------
        Net increase (decrease) in net
        assets derived from share
        transactions                           100,000,000         (765,000,000)
                                          ----------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS           99,989,963         (765,140,419)
NET ASSETS
    Beginning of period                        199,768,669          964,909,088
                                          ----------------   ------------------
    End of period                         $    299,758,632   $      199,768,669
                                          ================   ==================

    The accompanying notes are an integral part of the financial statements.

                                    MERRIMAC CASH FUND
                                   FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                    PREMIUM CLASS
                           ---------------------------------------------------------------
                                               YEAR ENDED DECEMBER 31,
                           ---------------------------------------------------------------
                              2005         2004         2003         2002         2001
                           -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE,
  BEGINNING OF YEAR        $     1.000  $     1.000  $     1.000  $     1.000  $     1.000

  Net investment income          0.030        0.012        0.011        0.019        0.042

  Dividends from net
    investment income           (0.030)      (0.012)      (0.011)      (0.019)      (0.042)
                            ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF
  YEAR                     $     1.000  $     1.000  $     1.000  $     1.000  $     1.000
                            ----------   ----------   ----------   ----------   ----------
                            ----------   ----------   ----------   ----------   ----------

TOTAL RETURN(A)                   3.03%        1.23%        1.13%        1.88%        4.31%

ANNUALIZED RATIOS TO
  AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA

  Net Expenses                    0.18%(B)        0.19%(B)        0.20%        0.19%        0.20%

  Net investment income           3.11%(B)        1.12%(B)        1.14%        1.84%        4.12%

  Net assets, end of year
    (000s omitted)         $   299,759  $   199,769  $   964,909  $ 1,393,623  $   953,892

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date.

(B) The Adviser of the Cash Portfolio, in which the Cash Fund invests, waived a portion of the Cash Porfolio expenses during the years ended December 31, 2005 and 2004. The expenses of the Cash Portfolio are passed through the Cash Fund. Without this waiver, the net expense ratio would have been higher and the net investment income ratio would have been lower.

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

(1)    SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Funds (the "Trust") is a business trust organized under the laws of the State of Delaware pursuant to a Master Trust Agreement dated February 5, 1997 as amended, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. The Merrimac Cash Fund (the "Fund") is a separate diversified investment portfolio or series of the Trust. The Fund consists of two classes of shares, the Premium Class and the Institutional Class. There were no Institutional Class shares outstanding during the year ended December 31, 2005.

       The Fund seeks to achieve its investment objective by investing all of its investable assets in the Merrimac Cash Portfolio (the "Portfolio"), an open-end management investment company and a series of the Merrimac Master Portfolio. The Fund has the same investment objective as the Portfolio. The Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. At December 31, 2005 the investment by the Fund represents ownership of a proportionate interest of 15.42% of the Portfolio.

       It is the policy of the Fund to maintain a net asset value of $1.00 per share. The Fund has adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable it to do so. However, there is no assurance that the Fund will be able to maintain a stable net asset value.

       The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

       A. INVESTMENT SECURITY VALUATIONS

       The Fund records investments in the Portfolio at value. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

       B. SECURITIES TRANSACTIONS AND INCOME

       The Portfolio records securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. The Fund's net investment income consists of its pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with GAAP.

       C. FEDERAL INCOME TAXES

       The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, the Fund must distribute substantially all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

       D. EXPENSE ALLOCATION

       Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributable to a specific fund are allocated, based on relative net assets, to all applicable Merrimac funds.

       E. ALLOCATION OF OPERATING ACTIVITY

       Investment income and common expenses are allocated among the classes of shares of a fund based on the average daily net assets of each class.

                               MERRIMAC CASH FUND
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

(2)    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends on the shares of the Fund are declared each business day to shareholders of record on that day, and paid or reinvested as of the first business day of the following month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.

       The tax character of distributions declared during the periods ended December 31, 2005, and 2004 were $8,008,945, and $8,404,655, respectively, from ordinary income.

       As of December 31, 2005, the components of distributable earnings (accumulated losses) on a federal income tax basis consisted of $(251,125) of loss carryforwards and deferrals.

       As of December 31, 2005, the Fund had an available loss carryforwards of $58,053, $38,448, $143,589 and $11,034 which will expire in 2007, 2008,
       2012 and 2013, respectively. For the period ended December 31, 2005, the Fund has elected to defer $1 of Post-October losses.

(3)    SHAREHOLDER SERVICING PLAN

       The Trust has adopted a Shareholder Servicing Plan with respect to the Institutional Class under which certain service organizations may be compensated for providing shareholder accounting and other administrative services for their clients. The Institutional Class will pay an annual fee of 0.25% of the daily value of the net assets that an organization services on behalf of its clients.

(4)    MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Portfolio retains Investors Bank & Trust Company -- Advisory Division (the "Adviser") as investment adviser. Lehman Brothers Asset Management LLC (formerly known as Lincoln Capital Fixed Income Management Company,
       LLC) ("LBAM") serves as sub-adviser to the Portfolio. The Fund pays no direct fees for such services, but indirectly bears its pro rata share of the compensation paid by the Portfolio. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. The Adviser and Sub-Adviser voluntarily waived a portion of their management fee during the year ended December 31, 2005 for the Cash Portfolio. The Fund's portion of the waiver was $95,709.

       Investors Bank & Trust Company ("Investors Bank") and its subsidiary, IBT Fund Services (Canada), Inc. serve as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund.

       Certain trustees and officers of the Trust are employees of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with Investors Bank.

(5)    INVESTMENT TRANSACTIONS

       The Fund's investments in and withdrawals from the Portfolio for the year ended December 31, 2005 aggregated $100,000,000 and $7,440,068, respectively.

                               MERRIMAC CASH FUND
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

(6)    SHARES OF BENEFICIAL INTEREST

       The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows:

                                                          PREMIUM CLASS
                                                  -----------------------------
                                                   YEAR ENDED      YEAR ENDED
                                                  DECEMBER 31,    DECEMBER 31,
                                                      2005            2004
                                                  -------------  --------------
         Shares sold                               100,000,000      370,000,000
         Shares reinvested                                  --               --
         Shares redeemed                                    --   (1,135,000,000)
                                                   -----------   --------------
         Net increase (decrease) in shares         100,000,000     (765,000,000)
                                                   ===========   ==============

       At December 31, 2005, Investors Bank, as agent for its clients, was record holder of 100.00% of the Cash Fund's outstanding shares.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
and Shareholders of Merrimac Cash Fund

We have audited the accompanying statement of assets and liabilities of the Merrimac Cash Fund (the "Fund"), a series of the Merrimac Funds (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Merrimac Cash Fund at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                                     [SIGNATURE]
Boston, Massachusetts
February 9, 2006


                                                     MERRIMAC CASH PORTFOLIO
                                           SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR                VALUE
                                                         MATURITY#           MATURITY             VALUE              (NOTE 1)

---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 31.1%
Amstel Funding Corporation                                 4.32%             02/17/06       $       25,000,000   $     24,860,469
Atlantic Asset Securitization Corporation                   4.34             01/12/06               35,000,000         34,953,693
                                                            4.34             01/18/06               10,000,000          9,979,553
AWB Harvest Finance Ltd.                                    4.33             01/20/06               19,000,000         18,956,681
Bank of Ireland                                             3.93             01/17/06               15,000,000         14,974,100
                                                            4.23             02/03/06               25,000,000         24,904,094
Banque Generale Du Luxembourg                               4.13             01/23/06               15,000,000         14,962,554
Barclays U.S. Funding LLC                                   4.44             04/28/06               25,000,000         24,646,156
                                                            4.53             05/30/06               14,750,000         14,479,860
Ciesco LP                                                   4.23             02/02/06               25,000,000         24,907,000
CIT Group, Inc.                                             3.99             02/06/06               26,000,000         25,898,340
CRC Funding LLC                                             4.38             02/13/06               50,000,000         49,740,208
Depfa Bank PLC                                              3.97             02/27/06               25,000,000         24,845,823
Fairway Finance Corporation                                 4.25             01/23/06               21,495,000         21,439,567
Grampian Funding Ltd.                                       4.05             03/22/06               25,000,000         24,779,444
                                                            4.24             04/03/06               30,000,000         29,681,833
Ivory Funding Corporation                                   4.46             03/13/06               16,974,000         16,826,369
                                                            4.46             03/20/06               23,272,000         23,049,636
Jupiter Securitization Corporation                          4.34             01/12/06               50,000,000         49,933,847
K2 (USA) LLC                                                4.23             01/17/06               20,000,000         19,962,666
Picaros Funding LLC                                         4.34             01/30/06               50,000,000         49,826,000
Solitaire Funding Ltd.                                      4.41             03/28/06               40,000,000         39,584,333
UBS Finance                                                 4.05             02/27/06               25,000,000         24,842,458
                                                                                                                 ----------------
                                                                                                                      608,034,684
                                                                                                                 ----------------
VARIABLE RATE NOTES* - 40.9%
American Express Credit                                     4.29             01/05/06               16,200,000         16,219,749
Bank of America Corporation                                 4.12             01/03/06               35,000,000         35,000,000
Bank One NA                                                 3.95             01/17/06               21,500,000         21,508,668
Bear Stearns - EMC Mortgage Corporation                     4.37             01/03/06               40,000,000         40,000,000
Bear Stearns Companies, Inc.                                4.08             01/05/06               15,000,000         15,000,000
BNP Paribas NY                                              4.25             01/04/06               20,000,000         19,997,012
Canadian Imperial Bank of Commerce NY                       4.11             01/04/06               10,000,000          9,999,123
                                                            4.27             01/17/06               18,000,000         18,005,870
CIT Group, Inc.                                             4.08             01/19/06               27,225,000         27,233,717
Citigroup, Inc.                                         4.32 - 4.44          03/29/06               30,000,000         30,004,016
Credit Suisse First Boston USA, Inc.                        4.30             01/06/06               55,000,000         55,000,052
First Tennessee Bank NA                                     4.20             02/14/06               15,000,000         15,000,000
General Electric Capital Corporation                        4.24             02/03/06               20,000,000         20,004,267
Goldman Sachs Group Inc., Promissory Note+                  4.33             01/03/06               60,000,000         60,000,000
Household Finance Corporation                               4.16             01/03/06               27,500,000         27,520,618
K2 (USA) LLC                                                4.12             01/03/06                5,000,000          4,999,983
                                                            4.28             03/15/06               15,000,000         14,999,694
Links Securities LLC                                        4.09             01/05/06               55,000,000         54,995,752
Merrill Lynch & Co., Inc.                                   4.10             01/19/06                6,000,000          6,004,439
                                                            4.45             03/20/06               19,600,000         19,622,541
Morgan Stanley, Dean Witter & Co.                           3.97             01/03/06               50,000,000         50,000,000
                                                            4.25             02/09/06                6,000,000          6,003,946
Natexis Banques Populaire                                   4.28             01/17/06               20,000,000         20,000,000
Royal Bank of Canada                                        3.90             01/10/06               14,000,000         14,000,000
Sigma Finance Corporation                                   3.96             01/16/06               20,000,000         20,001,859
                                                            4.44             02/16/06               25,000,000         24,999,684
Tango Finance Corporation                                   4.32             01/03/06               28,000,000         27,999,408
Wal-Mart Stores                                             4.83             06/01/06               10,000,000         10,040,929
Wells Fargo Financial                                       4.15             01/17/06               25,000,000         25,004,606
Westpac Banking Corporation                                 4.11             03/13/06               50,000,000         50,000,000
White Pine Finance LLC                                      4.10             01/03/06               39,400,000         39,397,735
                                                                                                                 ----------------
                                                                                                                      798,563,668
                                                                                                                 ----------------
CORPORATE DEBT - 3.6%
BMW US Capital LLC                                          3.82             06/07/06                9,000,000          9,012,508
Caterpillar Finance Services Corporation                    3.77             05/01/06                5,576,000          5,615,140
Citigroup Global Market Holdings                            3.66             03/15/06               10,040,000         10,083,614

                             The accompanying notes are an integral part of the financial statements.

                                                     MERRIMAC CASH PORTFOLIO
                                           SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------
                                                          YIELD TO                                 PAR                VALUE
                                                         MATURITY#           MATURITY             VALUE              (NOTE 1)

---------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT (CONTINUED)
General Electric Capital Corporation                       3.68%             03/30/06       $       16,000,000   $     16,063,042
Household Finance Corporation                           3.55 - 3.67          01/24/06               19,500,000         19,534,832
Merrill Lynch & Co., Inc.                                   3.76             05/16/06               10,000,000         10,086,853
                                                                                                                 ----------------
                                                                                                                       70,395,989
                                                                                                                 ----------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 0.7%
Federal Home Loan Bank                                      4.11             02/15/06                3,395,000          3,400,074
Federal Home Loan Mortgage Corporation                      3.65             02/15/06               10,000,000          9,978,794
                                                                                                                 ----------------
                                                                                                                       13,378,868
                                                                                                                 ----------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS* - 0.8%
Federal Home Loan Bank                                      4.60             09/15/06               15,000,000         14,913,495
                                                                                                                 ----------------
CERTIFICATES OF DEPOSIT - 7.2%
Barclays Bank PLC New York                                  4.41             07/19/06               10,000,000          9,975,297
BNP Paribas London                                          4.13             02/15/06               15,000,000         15,000,000
HBOS Treasury Services PLC New York                         4.70             11/03/06               25,000,000         25,000,000
Royal Bank of Scotland New York                             4.31             09/29/06               20,000,000         20,000,000
Svenska Handelsbanken New York                              4.76             12/18/06               25,000,000         25,000,000
Toronto Dominion Bank New York                              3.57             02/10/06               10,000,000         10,000,055
                                                            3.58             02/17/06               10,000,000         10,000,064
Wells Fargo Financial NA                                    4.35             01/06/06               25,000,000         25,000,000
                                                                                                                 ----------------
                                                                                                                      139,975,416
                                                                                                                 ----------------
TIME DEPOSITS - 7.7%
Compass Bank Time Deposit                                   4.00             01/03/06               56,500,000         56,500,000
Marshall & Ilsley Bank                                      4.00             01/03/06               50,000,000         50,000,000
RBC Centura Bank                                            4.06             01/03/06               43,000,000         43,000,000
                                                                                                                 ----------------
                                                                                                                      149,500,000
                                                                                                                 ----------------
ASSET BACKED SECURITIES - 1.3%
Capital One Auto Finance Trust 2005-C A1                    4.10             01/15/06               13,826,604         13,826,604
Residential Mortgage Acceptance Corporation
  2004-NS2A A1*                                             4.09             01/12/06               11,685,726         11,685,726
                                                                                                                 ----------------
                                                                                                                       25,512,330
                                                                                                                 ----------------
REPURCHASE AGREEMENTS - 6.4%
Morgan Stanley Repurchase Agreement, dated
12/30/05, with a maturity value of $50,023,333,
collateralized by U.S. Government Agency
Obligations with rates ranging from 5.00% to 5.50%
and maturities ranging from 05/01/35 to 07/01/35,
with an aggregate market value of $51,000,000               4.20             01/03/06               50,000,000         50,000,000
Morgan Stanley Repurchase Agreement, dated
12/30/05, with a maturity value of $75,035,417,
collateralized by U.S. Government Agency
Obligations with rates ranging from 5.00% to 5.50%
and maturities ranging from 05/01/35 to 07/01/35,
with an aggregate market value of $76,500,001               4.25             01/03/06               75,000,000         75,000,000
                                                                                                                 ----------------
                                                                                                                      125,000,000
                                                                                                                 ----------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.7%                                                                        1,945,274,450

Other assets and liabilities, net - 0.3%                                                                                6,131,226
                                                                                                                 ----------------

NET ASSETS - 100.0%                                                                                              $  1,951,405,676
                                                                                                                 ================

NOTES TO SCHEDULE OF INVESTMENTS:

#    Unaudited
* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.
+    Illiquid security

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                     COMPOSITION OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

         Variable Rate Notes                                      40.9%
         Commercial Paper                                         31.1%
         Time Deposits                                             7.7%
         Certificates of Deposit                                   7.2%
         Repurchase Agreements                                     6.4%
         Corporate Debt                                            3.6%
         Asset Backed Securities                                   1.3%
         U.S. Govt. Agency Variable Obligations                    0.8%
         U.S. Govt. Agency Fixed Obligations                       0.7%
         Other Assets & Liabilities, Net                           0.3%

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

ASSETS
    Investments, at value (Note 1)                    $  1,820,274,450
    Repurchase agreements                                  125,000,000
    Cash                                                        16,422
    Interest receivable                                      6,393,431
    Prepaid expenses                                            46,538
                                                      ----------------
        Total assets                                     1,951,730,841
                                                      ----------------
LIABILITIES
    Management fee payable (Note 2)                            265,920
    Accrued expenses                                            59,245
                                                      ----------------
        Total liabilities                                      325,165
                                                      ----------------

NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS                                           $  1,951,405,676
                                                      ================

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

INCOME
    Interest and dividends                            $     60,681,742
                                                      ----------------
EXPENSES
    Management fees (Note 2)                                 3,284,268
    Audit                                                       40,429
    Transaction fees                                             9,933
    Legal                                                        7,908
    Insurance                                                   40,772
    Trustees fees and expenses                                  52,156
    Line of credit fee                                          70,197
    Compliance fees and expenses                                50,686
    Miscellaneous                                               16,021
                                                      ----------------
        Total expenses                                       3,572,370
        Reduction of management fee (Note 2)                  (958,611)
                                                      ----------------
        Net expenses                                         2,613,759
                                                      ----------------

NET INVESTMENT INCOME                                       58,067,983
                                                      ----------------

NET REALIZED LOSS ON INVESTMENTS                               (75,169)
                                                      ----------------

NET INCREASE IN NET ASSETS FROM OPERATIONS            $     57,992,814
                                                      ================

    The accompanying notes are an integral part of the financial statements.


                            MERRIMAC CASH PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

                                                                   YEAR ENDED DECEMBER 31,
                                                      --------------------------------------------------
                                                               2005                       2004
                                                      -----------------------    -----------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income                             $           58,067,983     $           59,431,269
    Net realized loss on investments                                 (75,169)                (1,055,687)
                                                      ----------------------     ----------------------
        Net increase in net assets from operations                57,992,814                 58,375,582
                                                      ----------------------     ----------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
    Contributions                                             14,835,974,593             39,360,152,742
    Withdrawals                                              (15,003,383,054)           (41,812,040,733)
                                                      ----------------------     ----------------------
        Net decrease from investors' transactions               (167,408,461)            (2,451,887,991)
                                                      ----------------------     ----------------------
NET DECREASE IN NET ASSETS                                      (109,415,647)            (2,393,512,409)
NET ASSETS
    Beginning of period                                        2,060,821,323              4,454,333,732
                                                      ----------------------     ----------------------
    End of period                                     $        1,951,405,676     $        2,060,821,323
                                                      ======================     ======================

             The accompanying notes are an integral part of the financial statements.

                                  MERRIMAC CASH PORTFOLIO
                                    FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------

                                               YEAR ENDED DECEMBER 31,
                           ---------------------------------------------------------------
                              2005         2004         2003         2002         2001
                           -----------  -----------  -----------  -----------  -----------
TOTAL RETURN(A)                   3.06%        1.25%        1.17%        1.87%        4.26%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

  Expenses                        0.14%(B)     0.16%(B)     0.18%        0.18%        0.18%

  Net investment income           3.00%        1.16%        1.16%        1.87%        3.83%

  Net assets, end of year
    (000s omitted)         $ 1,951,406  $ 2,060,821  $ 4,454,334  $ 5,768,493  $ 4,992,093

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. The Portfolio declares no dividend or distribution, so there are no assumed reinvestments during the period.

(B) The adviser waived a portion of the expenses. Without this waiver the net expense ratio would have been 0.18% during the years ended December 31, 2005 and 2004.

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

(1)    SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Master Portfolio (the "Portfolio Trust") is a common law trust organized under the laws of the State of New York pursuant to a Declaration of Trust dated October 30, 1996, as amended, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company with its principal offices in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio") is a separate diversified series of the Portfolio Trust.

       The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

       A. INVESTMENT SECURITY VALUATIONS

       Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Cash Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

       B. SECURITIES TRANSACTIONS AND INCOME

       Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Cash Portfolio, accrued ratably to the date of maturity. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

       C. FEDERAL INCOME TAXES

       The Cash Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Cash Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

       D. FORWARD COMMITMENTS

       The Cash Portfolio may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Cash Portfolio does so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Cash Portfolio generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, it may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so. The Cash Portfolio held no forward commitments at December 31, 2005.

       E. REPURCHASE AGREEMENTS

       It is the policy of the Cash Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, daily, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

(2)    MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Cash Portfolio retains Investors Bank & Trust Company -- Advisory Division (the "Adviser") as investment adviser to continuously review and monitor its investment program. Investors Bank & Trust Company ("Investors Bank") serves as custodian, administrator and transfer agent for the Portfolio Trust. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate

                            MERRIMAC CASH PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

       of 0.17% of the average daily net assets of the Cash Portfolio. The Adviser and Sub-Adviser voluntarily waived a portion of this fee during 2005.

       Lehman Brothers Asset Management LLC (formerly known as Lincoln Capital Fixed Income Management Company, LLC) ("LBAM") serves as the Cash Portfolio's sub-adviser. For its services, LBAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio at a rate of 0.0675%. Prior to May 1, 2005, LBAM received an annual fee, computed and paid monthly by Investors Bank, based on average net assets of the Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and 0.06% on assets exceeding $1,000,000,000 of the Cash Portfolio.

       The Cash Portfolio does not pay a fee directly to its Sub-Adviser for such services.

       Certain trustees and officers of the Portfolio Trust are employees of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with Investors Bank.

(3)    INVESTMENT TRANSACTIONS

       Purchases and combined maturities and sales of money market instruments aggregated $72,930,916,342 and $73,036,707,534 respectively for the Cash Portfolio for the year ended December 31, 2005.

(4)    LINE OF CREDIT

       The Portfolio Trust maintains a $150 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Because several investment companies participate there is no assurance that an individual portfolio will have access to the entire $150 million at any particular time. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the daily unused portion of the line of credit is allocated among the portfolios. The Cash Portfolio had no borrowings during the year ended December 31, 2005.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Merrimac Master Portfolio and Owners of Beneficial Interest of
Merrimac Cash Portfolio

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Merrimac Cash Portfolio (the "Portfolio"), one of the series comprising the Merrimac Master Portfolio (the "Trust"), as of December 31, 2005 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Merrimac Cash Portfolio of the Merrimac Master Portfolio at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                                     [SIGNATURE]
Boston, Massachusetts
February 9, 2006

                   BOARD OF DIRECTOR INFORMATION (UNAUDITED)
----------------------------------------------------------------------------------------------------------

The following is information regarding the Trustees and Officers of the Merrimac Master Portfolio and the
Merrimac Funds:

                                                                                             NUMBER OF
                                                                                           PORTFOLIOS IN
                                            TERM OF OFFICE                                  FUND COMPLEX
                                            AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
 NAME, ADDRESS AND AGE   POSITIONS HELD     TIME SERVED(1)       DURING PAST 5 YEARS     TRUSTEE/OFFICER(2)
 ----------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
 THOMAS J. BROWN         Trustee         Since 2003            Independent Trustee,             13
 200 Clarendon Street,                                         VALIC Company I and II
 Boston, Massachusetts                                         (annuities), 2005 --
 02116                                                         present; Chief Operating
 Age: 60                                                       Officer and Chief
                                                               Financial Officer,
                                                               American General Asset
                                                               Management (Investment
                                                               Management), 2000 --
                                                               2002; Chief Financial
                                                               Officer, Cypress
                                                               Holdings (Investment
                                                               Management), 1997 --
                                                               2000.
 FRANCIS J. GAUL, JR.    Trustee         Since 1996            Private Investor,                13
 200 Clarendon Street,                                         1997 -- present; Vice
 Boston, Massachusetts                                         President and Principal,
 02116                                                         Triad Investment
 Age: 62                                                       Management Company
                                                               (Registered Investment
                                                               Adviser), 1996 -- 1997.
 ARTHUR H. MEEHAN        Trustee         Since 2004            Director, St. Vincent            13
 200 Clarendon Street,                                         College, 1999 --
 Boston, Massachusetts                                         present; Director,
 02116                                                         Citizens Bank, 2002 --
 Age: 70                                                       present; Chief Executive
                                                               Officer and President,
                                                               Medford Savings Bank,
                                                               1992 -- 2002.
 THOMAS E. SINTON        Trustee         Since 1996            Retired, Managing                13
 200 Clarendon Street,                                         Director, Corporate
 Boston, Massachusetts                                         Accounting Policy,
 02116                                                         1993 -- 1996;
 Age: 73                                                       Consultant, Bankers
                                                               Trust Company, 1993 --
                                                               1996.

 INTERESTED TRUSTEE AND
 OFFICERS(3)
 KEVIN J. SHEEHAN        Trustee         Since 1996            Chairman and Chief               13
 200 Clarendon Street,                                         Executive Officer,
 Boston, Massachusetts                                         2001 -- present;
 02116                                                         Chairman, Chief
 Age: 54                                                       Executive Officer and
                                                               President, Investors
                                                               Financial Services Corp.
                                                               and Investors Bank &
                                                               Trust Company, 1995 --
                                                               2001.
 PAUL J. JASINSKI        President and   Since 1999            Managing Director,               13
 200 Clarendon Street,   Chief                                 Investors Bank & Trust
 Boston, Massachusetts   Executive                             Company, 1990 --
 02116                   Officer                               present; Director,
 Age: 58                                                       Investors Bank &
                                                               Trust -- Advisory
                                                               Division, 1996 --
                                                               present.
 JOHN F. PYNE            Vice            Treasurer and Chief   Director, Investors              13
 200 Clarendon Street,   President,      Financial Officer     Bank & Trust Company,
 Boston, Massachusetts   Treasurer and   since 2002, Vice      2000 -- present.
 02116                   Chief           President since 2000
 Age: 37                 Financial
                         Officer
 DONALD F. COOLEY        Vice President  Merrimac Master       Director/Sales,                  13
 200 Clarendon Street,                   Portfolio since       Investors Bank & Trust
 Boston, Massachusetts                   2003, Merrimac Funds  Company, 2001 --
 02116                                   since 2001            present; Vice President,
 Age: 42                                                       Credit Suisse First
                                                               Boston, 1999 -- 2000.


                              BOARD OF DIRECTOR INFORMATION (UNAUDITED)
----------------------------------------------------------------------------------------------------------

                                                                                             NUMBER OF
                                                                                           PORTFOLIOS IN
                                            TERM OF OFFICE                                  FUND COMPLEX
                                            AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
 NAME, ADDRESS AND AGE   POSITIONS HELD     TIME SERVED(1)       DURING PAST 5 YEARS     TRUSTEE/OFFICER(2)
 ----------------------------------------------------------------------------------------------------------
 SUSAN C. MOSHER         Anti-Money      Since 2002            Senior Director,                 13
 200 Clarendon Street,   Laundering                            Investors Bank & Trust
 Boston, Massachusetts   Compliance                            Company, 2001 --
 02116                   Officer                               present.
 Age: 50
 DONNA M. ROGERS         Chief           Since 2004            Senior Director,                 13
 200 Clarendon Street,   Compliance                            2002 -- present;
 Boston, Massachusetts   Officer                               Director, 1996 -- 2001,
 02116                                                         Investors Bank & Trust
 Age: 39                                                       Company.
 RAINER L.C. FROST       Secretary and   Since 2005            Director and Counsel,            13
 200 Clarendon Street,   Chief Legal                           Investors Bank & Trust
 Boston, Massachusetts   Officer                               Company, 2005 --
 02116                                                         present; Principal and
 Age: 48                                                       General Counsel, Clarity
                                                               Group, 2000 -- 2005;
                                                               Chief Administration
                                                               Officer, Executive
                                                               Vice-President and
                                                               General Counsel,
                                                               GoldK, Inc., 2001 --
                                                               2002; Chief Executive
                                                               Officer and General
                                                               Counsel, Norfox
                                                               Software, 1999 -- 2000.
 BRIAN F. LINK           Assistant       Since 2005            Senior Associate                 13
 200 Clarendon Street,   Secretary                             Counsel, Mutual Fund
 Boston, Massachusetts                                         Administration,
 02116                                                         Investors Bank & Trust
 Age: 33                                                       Company, 2005 --
                                                               present; Associate
                                                               Counsel, Mutual Fund
                                                               Administration,
                                                               Investors Bank & Trust
                                                               Company, 2004 -- 2005;
                                                               Senior Product Manager,
                                                               Deutsche Asset
                                                               Management, 2003 --
                                                               2004; Product Manager,
                                                               Fidelity Investments,
                                                               2000 -- 2003.
 BRIAN C. POOLE          Assistant       Since 2005            Associate Counsel,               13
 200 Clarendon Street,   Secretary                             Mutual Fund
 Boston, Massachusetts                                         Administration,
 02116                                                         Investors Bank & Trust
 Age: 34                                                       Company, 2004 --
                                                               present; Product
                                                               Manager, Fidelity
                                                               Investments, 2000 --
                                                               2004.

-----------------------------------------------------------------------------------------------------------
(1) Trustees and officers serve for an indefinite term or until the date such trustee or officer resigns or retires or is removed by the board of trustees or shareholders.
(2) Fund Complex consists of the Merrimac Master Portfolio, the Merrimac Series, and the Merrimac Funds,
    comprising thirteen series as of December 31, 2005.

(3) The Trustee and officers listed below are "interested persons" of each the Merrimac Master Portfolio, the Merrimac Series, and the Merrimac Funds as defined in the Investment Company Act of 1940, as amended, due to his or her employment with Investors Bank & Trust Company, the investment adviser for the Merrimac Master Portfolio.

                               MERRIMAC CASH FUND
                        SHAREHOLDER EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of the Merrimac Cash Fund, you incur ongoing operational costs of the fund, including management fees and other fund expenses. The annualized expense ratio reflects the feeder fund's proportional allocation of the Master Portfolio's expenses as well as expenses that are specific to the feeder (See
Note 1 to the Merrimac Cash Fund Financial Statements). The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES The first line under the class name in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The second line under the class name in the table below provides information about the hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                             EXPENSES PAID
                                  BEGINNING            ENDING            ANNUALIZED          DURING PERIOD
                                ACCOUNT VALUE      ACCOUNT VALUE           EXPENSE          (JULY 1 THROUGH
                                 JULY 1, 2005    DECEMBER 31, 2005          RATIO         DECEMBER 31, 2005)
                                --------------  --------------------  -----------------  ---------------------
MERRIMAC CASH FUND
PREMIUM CLASS
Actual                              $1,000.00           $1,018.10               0.22%                 $1.12
Hypothetical (5% return before
  expenses)                          1,000.00            1,024.10               0.22%                  1.12

The Merrimac Master Portfolio has adopted a Proxy Voting Policy which is available, without charge, upon request by calling 1-888-637-7622, and on Securities and Exchange Commission's website, www.sec.gov.

Each Fund of the Merrimac Funds invests all of its assets in a master portfolio of the Merrimac Master Portfolio and, therefore, does not hold securities which are entitled to vote. None of the securities held by the Portfolios of the Merrimac Master Portfolio which entitled the Portfolios to vote, held a shareholder meeting during the period from July 1, 2004 to June 30, 2005.

The Trust files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available (i) without charge, upon request, by calling the Trust at 1-888-637-7622; (ii) from the SEC's website at www.sec.gov; and (iii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

ITEM 2. CODE OF ETHICS.

    As of December 31, 2005, the Registrant has adopted a code of ethics that applies to the Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer. For the year ended December 31, 2005, there were no amendments to a provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of its code of ethics is filed with this Form N-CSR under Item 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

    The Registrant's Board of Trustees has determined that the Registrant has audit committee financial experts serving on its audit committee. The audit committee financial experts serving on the Registrant's audit committee are Thomas E. Sinton and Thomas J. Brown, who are independent.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES: The aggregate fees billed to the Registrant for professional services rendered by the Registrant's accountant, Ernst & Young LLP, for the audit of the Registrant's annual financial statements for the fiscal years ending December 31, 2005 and 2004 were $10,950 and $9,649, respectively.
(b) AUDIT RELATED FEES: No such fees were billed to the Registrant by Ernst & Young LLP for the fiscal years ending December 31, 2005 and 2004.
(c) TAX FEES: The aggregate fees billed to the Registrant for professional services rendered by Ernst & Young LLP for the review and signing of federal, state and excise tax returns for the fiscal years ending December 31, 2005 and 2004 were $1,050 and $1,351, respectively.
(d) ALL OTHER FEES: No such fees were billed to the Registrant by Ernst & Young LLP for the fiscal years ending December 31, 2005 and 2004.
(e) The Registrant's Audit Committee (the "Committee") will generally pre-approve all audit and non-audit services provided to the Registrant. In addition, the Committee has delegated to Mr. Thomas E. Sinton, a member of the Committee, the authority to pre-approve audit and non-audit services to be provided to the Registrant not to exceed $20,000 on an annual basis, and subject to subsequent report to the Committee. The Committee pre-approved all audit and non-audit services provided to the Registrant for the fiscal years ended December 31, 2005 and December 31, 2004.
(f) Not applicable.
(g) The aggregate non-audit fees billed by Ernst & Young LLP to the Trust, the Adviser and all entities controlling, controlled by, or under common control with the Adviser that provide services to the Trust for the fiscal years ended December 31, 2005 and December 31, 2004 were $918,824 and $503,000, respectively.
(h) The Registrant's audit committee considered whether the provision of non-audit services that were rendered to the registrant's investment adviser by the principal accountant were compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

    Not applicable to this registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

    Not applicable to this registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

    Not applicable to this registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

    Not applicable to this registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

    Not applicable to this registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("The 1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

         (a)(1) Sox Code of Ethics is attached.
         (a)(2) Separate certifications for the Registrant's of Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT. (b) Certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required Rule 30a-2(b), under the Investment Company Act of 1940 are attached here to as Exhibit 99.906.CERT. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the Commission.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrimac Funds

By: /s/ Paul J. Jasinski
    ------------------------------------------------------------
    Paul J. Jasinski, President and Principal Executive Officer

Date:    March 6, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

By: /s/ Paul J. Jasinski
    ------------------------------------------------------------
    Paul J. Jasinski, President and Principal Executive Officer

Date:    March 6, 2006


By: /s/ John F. Pyne
    ------------------------------------------------------------
    John F. Pyne, Treasurer and Principal Financial Officer

Date:    March 6, 2006